Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Information
Schedule consolidated revenues and percentages of revenues for customers

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2019		2018		2019		2018
Eni Trading and Shipping S.p.A.	$11,134	16%	$11,555	17%	$22,146	16%	$22,936	17%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,249	16%	11,248	16%	22,378	16%	22,378	16%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,282	13%	9,283	13%	18,463	13%	18,222	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	20,606	29%	20,399	29%	40,889	29%	40,572	30%
Galp Sinopec Brasil Services B.V.	8,881	13%	6,438	9%	17,584	12%	12,071	9%